Description of the Plan	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Description of the Plan
Description of the Plan
A.	Description of the Plan

The following description of the Community Financial System, Inc. 401(k) Employee Stock Ownership Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

Plan Amendment

Effective May 15, 2024, the name of the Plan Sponsor changed from Community Bank System, Inc. to Community Financial System, Inc. and the Plan was amended to change the name of the Plan from Community Bank System, Inc. 401(k) Employee Stock Ownership Plan to Community Financial System, Inc. 401(k) Employee Stock Ownership Plan.

General

The Plan is a defined contribution plan covering substantially all employees of Community Financial System, Inc. (the “Company”) who are age 18 or older. Employees are automatically enrolled in the plan after 90 days of service unless participants elect not to participate. Under automatic enrollment, a participant is automatically enrolled to begin making elective contributions of 4% of their annual compensation to the Plan. This deferral percentage is increased automatically by 2% after two years and 2% annually thereafter, up to a maximum of 8%, unless the participant elects a different percentage or expressly elects not to participate in the Plan. The Plan also qualifies as an employee stock ownership plan under the meaning of Section 4975(e)(7) of the Internal Revenue Code. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions

Participants may make elective contributions of up to 90% of their total compensation on a pre-tax or after-tax basis up to a maximum contribution of $23,500 for 2025. Participants age 50 or older may make additional catch-up contributions, for a total maximum contribution of $31,000. In addition, the Plan has elected to permit the enhanced catch-up contribution under SECURE Act 2.0 for participants ages 60 through 63, allowing an additional catch-up contribution of up to $11,250, for a total maximum contribution of $34,250 for 2025. Employees are eligible to begin participating in the Plan on the first day of the month following 90 days of employment. The Plan also permits participants to make rollover contributions from other qualified retirement plans and eligible retirement accounts, in accordance with applicable IRS regulations. The Company match is the first 3% being eligible for a 100% matching contribution in the form of Company common stock and the next 3% being eligible for a 50% matching contribution in the form of Company common stock. The Company match amounted to $7,800,863 and $7,473,781 in 2025 and 2024, respectively. In addition, as defined in the plan document, employees participating in the Community Financial System, Inc. Pension Plan under the Worker Retirement Accumulation Plan (“WRAP”) design received an additional Company contribution to the Plan in 2025 and 2024 equal to the interest credit on service credits earned subsequent to January 1, 2010. The Company contribution for employees participating in the WRAP amounted to $2,325,715 and $2,308,451 in 2025 and 2024, respectively. The Company paid qualified non-elective contributions (“QNEC”) to the Plan in the amount of $602 for the year ended December 31, 2025, to correct participant deferrals identified by Management. The Company did not pay QNEC to the Plan for the year ended December 31, 2024.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, the Company’s WRAP interest credit, an allocation of Plan earnings, and charged with an allocation of administrative expenses. Allocation of Plan earnings and administrative expenses are based on participant earnings or account balances, as defined. Participants are entitled to the benefit that can be provided from their vested account balance. Forfeited accounts in the current Plan year are allocated annually in the following Plan year to eligible participant accounts based on the ratio of each eligible participant’s compensation to total eligible participant compensation. Forfeited accounts allocated to eligible participants amounted to $61,655 and $87,216 for the years ended December 31, 2025 and 2024, respectively.

Vesting

Participants are immediately vested in their contributions. Vesting in the Company’s matching contribution portion plus actual earnings thereon is based on years of continuous service. A participant’s matching contribution is 100 percent vested after two years of service. Vesting in the employer contributions related to the WRAP design is based on years of continuous service. A participant is 100 percent vested after three years of service.

Notes Receivable from Participants

Participants may borrow from the Plan a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. Notes receivable from participants are reported at their unpaid principal balances plus any accrued but unpaid interest. For loans issued prior to January 1, 2016, interest accrues at the prime rate in effect at the inception of the loan plus 1% for residential loans and prime rate plus 2.9% for Reserve Plus loans. For loans issued subsequent to January 1, 2016, interest accrues at the prime rate in effect on the last business day of the calendar month prior to when the loan was initiated. Interest rates on participant loans generally range from 3.25% to 9.25%. All notes that are in default as defined by the plan document are reported as deemed distributions. Deemed distributions represent the amount of unpaid principal on loans from participants who are actively participating in the Plan and have not continued to make payments on the outstanding balance as required by the plan document, which are included in benefit payments in the accompanying Statements of Changes in Net Assets Available for Benefits.

Payment of Benefits

Normal retirement date for participants under the Plan is the later of age 65 or the completion of 5 years of service. Upon termination of service due to death, disability or retirement, the participant will receive either a lump sum amount or installment payments equal to the value of the participant’s vested interest in his or her account. If some or all of a participant’s account balance is allocated to the employee stock ownership feature of the Plan, that portion of the Plan benefit may be paid in the form of Company stock. Upon termination of employment, if the account balance is less than $7,000 but more than $1,000, the participant will receive a single lump sum amount equal to the value of his or her account, otherwise, the participant may elect to defer payment up to age 65. Hardship withdrawals of up to 100% of employee contributions are available if Internal Revenue Service guidelines are met.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue contributions at any time and terminate the Plan subject to the provisions set forth under ERISA. In the event the Plan terminates, the net assets of the Plan are to be set aside for participating employees based upon balances then credited to individual accounts. Participants shall become 100% vested in their account balance as of the termination date.